Consolidated Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Services	$ 60,721	$ 56,868	$ 55,128
Sales	44,063	40,736	38,300
Financing	2,132	2,267	2,331
Total revenue	106,916	99,870	95,758
Cost
Services	40,740	38,383	37,146
Sales	14,973	14,374	13,606
Financing	1,065	1,100	1,220
Total cost	56,778	53,857	51,973
Gross profit	50,138	46,014	43,785
Expense and other income
Selling, general and administrative	23,594	21,837	20,952
Research, development and engineering (Note O)	6,258	6,026	5,820
Intellectual property and custom development income	(1,108)	(1,154)	(1,177)
Other (income) and expense	(20)	(787)	(351)
Interest expense (Notes D&J)	411	368	402
Total expense and other income	29,135	26,291	25,647
Income before income taxes	21,003	19,723	18,138
Provision for income taxes (Note N)	5,148	4,890	4,713
Net income	$ 15,855	$ 14,833	$ 13,425
Earnings per share of common stock
Assuming dilution (in dollars per share) (Note P)	$ 13.06	$ 11.52	$ 10.01
Basic (in dollars per share) (Note P)	$ 13.25	$ 11.69	$ 10.12
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	1,213,767,985	1,287,355,388	1,341,352,754
Basic (in shares)	1,196,951,006	1,268,789,202	1,327,157,410